Digital Assets - Schedule of Digital Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Digital Assets [Line Items]
Total digital assets	$ 985
Total digital assets		949
BTC [Member]
Schedule of Digital Assets [Line Items]
Total digital assets	356
Total digital assets		354
USDC [Member]
Schedule of Digital Assets [Line Items]
Total digital assets	251
Total digital assets		453
ETH [Member]
Schedule of Digital Assets [Line Items]
Total digital assets	146
Total digital assets		86
AVAXC [Member]
Schedule of Digital Assets [Line Items]
Total digital assets	73
Total digital assets
USDT [Member]
Schedule of Digital Assets [Line Items]
Total digital assets	26
Total digital assets		23
LTC [Member]
Schedule of Digital Assets [Line Items]
Total digital assets	16
Total digital assets		15
ZEC [Member]
Schedule of Digital Assets [Line Items]
Total digital assets	3
Total digital assets		3
Other [Member]
Schedule of Digital Assets [Line Items]
Total digital assets	$ 114
Total digital assets		$ 15